UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $16,124,260 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXIS BIOSCIENCE INC NEW     COM              00383Y102    88111  1491393 SH       SOLE                   870426        0   620967
ALIGN TECHNOLOGY INC           COM              016255101     2222   200000 SH       SOLE                        0        0   200000
ALLERGAN INC                   COM              018490102   789091 13993456 SH       SOLE                  8236430        0  5757026
ALNYLAM PHARMACEUTICALS INC    COM              02043Q107     2952   121000 SH       SOLE                        0        0   121000
AMAZON COM INC                 COM              023135106   866566 12153796 SH       SOLE                  7210687        0  4943109
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   932401 14639679 SH       SOLE                  8650542        0  5989137
AMYLIN PHARMACEUTICALS INC     COM              032346108     2512    86000 SH       SOLE                        0        0    86000
APPLE INC                      COM              037833100   816635  5690839 SH       SOLE                  3378576        0  2312263
ARTHROCARE CORP                COM              043136100     3002    90000 SH       SOLE                        0        0    90000
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     6225   176000 SH       SOLE                        0        0   176000
BROADCOM CORP                  CL A             111320107   526859 27340901 SH       SOLE                 16215731        0 11125170
CELGENE CORP                   COM              151020104     4106    67000 SH       SOLE                        0        0    67000
CERNER CORP                    COM              156782104   180691  4846856 SH       SOLE                  2813495        0  2033361
CISCO SYS INC                  COM              17275R102     3223   133770 SH       SOLE                    94920        0    38850
CME GROUP INC                  COM              12572Q105   621727  1325362 SH       SOLE                   784716        0   540646
E M C CORP MASS                COM              268648102   648967 45255629 SH       SOLE                 26890784        0 18364845
EXPEDITORS INTL WASH INC       COM              302130109   382303  8461774 SH       SOLE                  5020355        0  3441419
FMC TECHNOLOGIES INC           COM              30249U101   357969  6292311 SH       SOLE                  3737196        0  2555115
GENENTECH INC                  COM NEW          368710406   776653  9567048 SH       SOLE                  5681453        0  3885595
GENERAL ELECTRIC CO            COM              369604103      246     6650 SH       SOLE                     1900        0     4750
GENZYME CORP                   COM              372917104   891649 11962023 SH       SOLE                  7044289        0  4917734
GOOGLE INC                     CL A             38259P508  1239558  2814172 SH       SOLE                  1670511        0  1143661
GTX INC DEL                    COM              40052B108     2299   143000 SH       SOLE                        0        0   143000
HANSEN MEDICAL INC             COM              411307101     3044   216500 SH       SOLE                      200        0   216300
HEALTHWAYS INC                 COM              422245100     1661    47000 SH       SOLE                        0        0    47000
INTERCONTINENTALEXCHANGE INC   COM              45865V100   642712  4924997 SH       SOLE                  2917943        0  2007054
INTUITIVE SURGICAL INC         COM NEW          46120E602   764822  2358015 SH       SOLE                  1381631        0   976384
IRON MTN INC                   COM              462846106   198399  7503748 SH       SOLE                  4447110        0  3056638
ISHARES TR                     RUSSELL1000GRW   464287614      716    13149 SH       SOLE                     6149        0     7000
ISHARES TR                     MID CORE INDEX   464288208      420     7575 SH       SOLE                     6000        0     1575
LAS VEGAS SANDS CORP           COM              517834107   503955  6843500 SH       SOLE                  4052375           2791125
MEDAREX INC                    COM              583916101     1684   190250 SH       SOLE                      250        0   190000
MICROSOFT CORP                 COM              594918104      945    33306 SH       SOLE                    19406        0    13900
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     1199    41419 SH       SOLE                        0             41419
MOODYS CORP                    COM              615369105   478710 13744194 SH       SOLE                  8148014        0  5596180
NATIONAL OILWELL VARCO INC     COM              637071101   918376 15730999 SH       SOLE                  9324834        0  6406165
NUVASIVE INC                   COM              670704105     6792   196800 SH       SOLE                      800        0   196000
PRICE T ROWE GROUP INC         COM              74144T108      350     7000 SH       SOLE                        0        0     7000
REGENERON PHARMACEUTICALS      COM              75886F107     1861    97000 SH       SOLE                        0        0    97000
SALESFORCE COM INC             COM              79466L302   553274  9560643 SH       SOLE                  5672569        0  3888074
SCHLUMBERGER LTD               COM              806857108   939882 10803237 SH       SOLE                  6405499        0  4397738
STARBUCKS CORP                 COM              855244109   654040 37373727 SH       SOLE                 22241749        0 15131978
STRYKER CORP                   COM              863667101   415188  6382605 SH       SOLE                  3738789        0  2643816
VARIAN MED SYS INC             COM              92220P105   437663  9343794 SH       SOLE                  5485903        0  3857891
VERTEX PHARMACEUTICALS INC     COM              92532F100     3273   137000 SH       SOLE                        0        0   137000
WALGREEN CO                    COM              931422109   449327 11796458 SH       SOLE                  6913917        0  4882541